CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Common Stock	Net Parent Investment	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Total
Balance at beginning of period at Dec. 31, 2020	$ 0.0	$ 475.6	$ 0.0	$ 0.0	$ (30.3)	$ 445.3
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		170.1				170.1
Other comprehensive loss, net of tax					(11.3)	(11.3)
Net transfer (to) from Parent		(176.5)				(176.5)
Balance at end of period at Dec. 31, 2021	0.0	469.2	0.0	0.0	(41.6)	427.6
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		170.4				170.4
Other comprehensive loss, net of tax					(14.2)	(14.2)
Net transfer (to) from Parent		(128.2)				(128.2)
Balance at end of period at Dec. 31, 2022	0.0	511.4	0.0	0.0	(55.8)	455.6
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		84.1		87.2		171.3
Other comprehensive loss, net of tax					(0.4)	(0.4)
Share-based awards			4.3			4.3
Net transfer (to) from Parent		(595.5)	45.4			(550.1)
Balance at end of period at Dec. 31, 2023	$ 0.0	$ 0.0	$ 49.7	$ 87.2	$ (56.2)	$ 80.7